TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 4,875,394	R$ 4,999,004
Gross | Current
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	4,294,446	4,303,352
Gross | Past due: Up to 30 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	513,384	629,018
Gross | Past due: From 31 to 60 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	48,538	50,587
Gross | Past due: From 61 to 90 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	24,027	37,065
Gross | Past-due: From 91 to 180 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	50,502	24,627
Gross | Past-due: From 181 to 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	13,251	18,934
Gross | Past due: Above 360 days
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	21,132	28,008
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (89,886)	R$ (92,587)